DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2021
Derivatives designated as hedging instruments
Currency forward contracts	$743	$12
Derivatives not designated as hedging instruments
Currency forward and option contracts	$109	$301

Total derivatives	$852	$313

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2022
	Unaudited
Derivatives designated as hedging instruments
Currency forward contracts	$-	$2,631
Derivatives not designated as hedging instruments
Currency forward and option contracts	$216	$139

Total derivatives	$216	$2,770

Schedule of notional amounts of outstanding derivative contracts
	December 31, 2021	June 30, 2022
		Unaudited
Derivatives designated as hedging instruments
Currency forward contracts	$41,832	$28,799
Derivatives not designated as hedging instruments
Currency forward and option contracts	$34,304	$35,196

Total derivatives	$76,136	$63,995

Schedule of derivative contracts on unaudited consolidated statements of operations
	Six months ended June 30,
	2021	2022
	Unaudited

Operating income (expenses)	$1,000	$(293)
Financial income (expenses)	$37	$(617)